Related-party transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	€ 0	€ 1,755,000
Madeleine Charging B.V.
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	0	1,741,000
Management fee	0	12,000
Reimbursement of advisory fees		280,000
Share-based payment expenses		74,001,000
Current receivables(payable) from related party	0	76,034,000
Mega-E Group
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	0	1,474,000
EV Cars
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	9,106,000	18,344,000
Voltalis
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	€ 2,728,000	€ 290,000